Financial Instruments and Financial Risk Management (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 19, 2018	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Financial Risk Management (Textual)
Amounts of the liabilities		$ 2,658	$ 2,786
Series a Warrants [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature		Series A warrants - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 77.17%, risk-free interest of 2.77%, expected term of 6 years. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them. For details, see Note 13(e).
Series a Warrants [Member] | Major ordinary share transactions [member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature	The Company used the binomial share price model for a period of 120 days, using the following principal assumptions: expected volatility between 89.17% - 104.11%, risk-free interest between 2.18% - 2.12%, expected term between 0.22 - 0.33 years.
Anti-Dilution Feature [Member]
Financial Instruments and Financial Risk Management (Textual)
Description of valuation anti-dilution feature		2018 Anti-dilution feature - the Company used the binomial share price model for a period of 24 months, using the following principal assumptions: expected volatility between 69.88 - 70.78%, risk-free interest between 0.37% - 0.47%, expected term between 1.9 - 2 years and 100% probability of capital raise until June, 2020. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them.	2017 Anti-dilution feature - the Company used the binomial share price model for a period of 12 months, using the following principal assumptions: expected volatility between 52.53% - 69.82%, risk-free interest between 0.01% - 0.11%, expected term between 0.11 - 0.45 years and a 75% probability of capital raise during February - April 2017 and between 10% - 100% probability of capital raise during April - June 2018. The liability amount is adjusted by each quarter end based on the then relevant assumptions, until full exercise or expiration, the earlier of them.
Level 1 of fair value hierarchy [member]
Financial Instruments and Financial Risk Management (Textual)
Amounts of the liabilities		$ 729	$ 176